Significant accounting policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Coulon Mines Inc. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%	76.00%